Distribution Date:	05/16/25	CCUBS Commercial Mortgage Trust 2017-C1
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12508GAQ9	2.288000%	10,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12508GAR7	3.312000%	118,871,000.00	8,417,052.31	8,417,052.31	23,231.06	0.00	0.00	8,440,283.37	0.00	0.00%	30.00%
A-SB	12508GAS5	3.462000%	15,396,000.00	7,528,039.86	295,475.00	21,718.39	0.00	0.00	317,193.39	7,232,564.86	37.72%	30.00%
A-3	12508GAT3	3.283000%	161,354,000.00	161,354,000.00	5,408,002.03	441,437.65	0.00	0.00	5,849,439.68	155,945,997.97	37.72%	30.00%
A-4	12508GAU0	3.544000%	181,951,000.00	181,951,000.00	0.00	537,361.95	0.00	0.00	537,361.95	181,951,000.00	37.72%	30.00%
A-S	12508GAX4	3.907000%	57,481,000.00	57,481,000.00	0.00	187,148.56	0.00	0.00	187,148.56	57,481,000.00	27.35%	21.75%
B	12508GAY2	4.159000%	29,612,000.00	29,612,000.00	0.00	102,630.26	0.00	0.00	102,630.26	29,612,000.00	22.00%	17.50%
C	12508GAZ9	4.430804%	33,095,000.00	33,095,000.00	0.00	122,197.87	0.00	0.00	122,197.87	33,095,000.00	16.03%	12.75%
D	12508GAA4	4.430804%	16,444,000.00	16,444,000.00	0.00	60,716.78	0.00	0.00	60,716.78	16,444,000.00	13.06%	10.39%
D-RR	12508GAC0	4.430804%	21,007,000.00	21,007,000.00	0.00	77,564.91	0.00	0.00	77,564.91	21,007,000.00	9.27%	7.38%
E-RR	12508GAE6	4.430804%	8,709,000.00	8,709,000.00	0.00	32,156.56	0.00	0.00	32,156.56	8,709,000.00	7.70%	6.13%
F-RR	12508GAG1	4.430804%	7,838,000.00	7,838,000.00	0.00	28,940.53	0.00	0.00	28,940.53	7,838,000.00	6.29%	5.00%
G-RR	12508GAJ5	4.430804%	8,710,000.00	8,710,000.00	0.00	13,117.30	0.00	0.00	13,117.30	8,710,000.00	4.71%	3.75%
NR-RR	12508GAL0	4.430804%	26,128,121.00	26,128,121.00	0.00	0.00	0.00	0.00	0.00	26,128,121.00	0.00%	0.00%
R	12508GAN6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,746,121.00	568,274,213.17	14,120,529.34	1,648,221.82	0.00	0.00	15,768,751.16	554,153,683.83

X-A	12508GAV8	1.011183%	487,722,000.00	359,250,092.17	0.00	302,723.10	241,305.95	0.00	544,029.05	345,129,562.83
X-B	12508GAW6	0.317481%	120,188,000.00	120,188,000.00	0.00	31,797.84	0.00	0.00	31,797.84	120,188,000.00
Notional SubTotal			607,910,000.00	479,438,092.17	0.00	334,520.94	241,305.95	0.00	575,826.89	465,317,562.83

Deal Distribution Total					14,120,529.34	1,982,742.76	241,305.95	0.00	16,344,578.05

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12508GAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12508GAR7	70.80829058	70.80829058	0.19543085	0.00000000	0.00000000	0.00000000	0.00000000	71.00372143	0.00000000
A-SB	12508GAS5	488.96075994	19.19167316	1.41065147	0.00000000	0.00000000	0.00000000	0.00000000	20.60232463	469.76908678
A-3	12508GAT3	1,000.00000000	33.51638032	2.73583332	0.00000000	0.00000000	0.00000000	0.00000000	36.25221364	966.48361968
A-4	12508GAU0	1,000.00000000	0.00000000	2.95333332	0.00000000	0.00000000	0.00000000	0.00000000	2.95333332	1,000.00000000
A-S	12508GAX4	1,000.00000000	0.00000000	3.25583341	0.00000000	0.00000000	0.00000000	0.00000000	3.25583341	1,000.00000000
B	12508GAY2	1,000.00000000	0.00000000	3.46583345	0.00000000	0.00000000	0.00000000	0.00000000	3.46583345	1,000.00000000
C	12508GAZ9	1,000.00000000	0.00000000	3.69233630	0.00000000	0.00000000	0.00000000	0.00000000	3.69233630	1,000.00000000
D	12508GAA4	1,000.00000000	0.00000000	3.69233641	0.00000000	0.00000000	0.00000000	0.00000000	3.69233641	1,000.00000000
D-RR	12508GAC0	1,000.00000000	0.00000000	3.69233636	0.00000000	0.00000000	0.00000000	0.00000000	3.69233636	1,000.00000000
E-RR	12508GAE6	1,000.00000000	0.00000000	3.69233666	0.00000000	0.00000000	0.00000000	0.00000000	3.69233666	1,000.00000000
F-RR	12508GAG1	1,000.00000000	0.00000000	3.69233606	0.00000000	0.00000000	0.00000000	0.00000000	3.69233606	1,000.00000000
G-RR	12508GAJ5	1,000.00000000	0.00000000	1.50600459	2.18633180	9.98727669	0.00000000	0.00000000	1.50600459	1,000.00000000
NR-RR	12508GAL0	1,000.00000000	0.00000000	0.00000000	3.69233631	49.64767769	0.00000000	0.00000000	0.00000000	1,000.00000000
R	12508GAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12508GAV8	736.58783522	0.00000000	0.62068781	0.00000000	0.00000000	0.49476126	0.00000000	1.11544907	707.63583113
X-B	12508GAW6	1,000.00000000	0.00000000	0.26456751	0.00000000	0.00000000	0.00000000	0.00000000	0.26456751	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/25 - 04/30/25	30	0.00	23,231.06	0.00	23,231.06	0.00	0.00	0.00	23,231.06	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	21,718.39	0.00	21,718.39	0.00	0.00	0.00	21,718.39	0.00
A-3	04/01/25 - 04/30/25	30	0.00	441,437.65	0.00	441,437.65	0.00	0.00	0.00	441,437.65	0.00
A-4	04/01/25 - 04/30/25	30	0.00	537,361.95	0.00	537,361.95	0.00	0.00	0.00	537,361.95	0.00
X-A	04/01/25 - 04/30/25	30	0.00	302,723.10	0.00	302,723.10	0.00	0.00	0.00	302,723.10	0.00
X-B	04/01/25 - 04/30/25	30	0.00	31,797.84	0.00	31,797.84	0.00	0.00	0.00	31,797.84	0.00
A-S	04/01/25 - 04/30/25	30	0.00	187,148.56	0.00	187,148.56	0.00	0.00	0.00	187,148.56	0.00
B	04/01/25 - 04/30/25	30	0.00	102,630.26	0.00	102,630.26	0.00	0.00	0.00	102,630.26	0.00
C	04/01/25 - 04/30/25	30	0.00	122,197.87	0.00	122,197.87	0.00	0.00	0.00	122,197.87	0.00
D	04/01/25 - 04/30/25	30	0.00	60,716.78	0.00	60,716.78	0.00	0.00	0.00	60,716.78	0.00
D-RR	04/01/25 - 04/30/25	30	0.00	77,564.91	0.00	77,564.91	0.00	0.00	0.00	77,564.91	0.00
E-RR	04/01/25 - 04/30/25	30	0.00	32,156.56	0.00	32,156.56	0.00	0.00	0.00	32,156.56	0.00
F-RR	04/01/25 - 04/30/25	30	0.00	28,940.53	0.00	28,940.53	0.00	0.00	0.00	28,940.53	0.00
G-RR	04/01/25 - 04/30/25	30	67,696.27	32,160.25	0.00	32,160.25	19,042.95	0.00	0.00	13,117.30	86,989.18
NR-RR	04/01/25 - 04/30/25	30	1,196,309.54	96,473.81	0.00	96,473.81	96,473.81	0.00	0.00	0.00	1,297,200.53
Totals			1,264,005.81	2,098,259.52	0.00	2,098,259.52	115,516.76	0.00	0.00	1,982,742.76	1,384,189.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	16,344,578.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,111,443.77	Master Servicing Fee	6,715.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,588.81
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	236.78
ARD Interest	0.00	Operating Advisor Fee	1,371.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	269.93
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,111,443.77	Total Fees	13,182.87

Principal		Expenses/Reimbursements
Scheduled Principal	305,545.18	Reimbursement for Interest on Advances	2,417.57
Unscheduled Principal Collections		ASER Amount	88,489.24
Principal Prepayments	13,814,984.16	Special Servicing Fees (Monthly)	23,702.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	907.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	14,120,529.34	Total Expenses/Reimbursements	115,516.76

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	241,305.95	Interest Distribution	1,982,742.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	14,120,529.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	241,305.95
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	241,305.95	Total Payments to Certificateholders and Others	16,344,578.05
Total Funds Collected	16,473,279.06	Total Funds Distributed	16,473,277.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	568,274,213.57	568,274,213.57	Beginning Certificate Balance	568,274,213.17
(-) Scheduled Principal Collections	305,545.18	305,545.18	(-) Principal Distributions	14,120,529.34
(-) Unscheduled Principal Collections	13,814,984.16	13,814,984.16	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	554,153,684.23	554,153,684.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	568,710,715.68	568,710,715.68	Ending Certificate Balance	554,153,683.83
Ending Actual Collateral Balance	554,710,972.91	554,710,972.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP	Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP
5,000,000 or less	5	14,605,543.24	2.64%	28	4.8476	2.534027	1.40 or less	9	179,674,789.08	32.42%	22	4.5828	0.765651
5,000,001 to 10,000,000	7	54,721,311.57	9.87%	30	4.4171	2.061907	1.41 to 1.50	1	9,689,507.13	1.75%	29	4.5000	1.450000
10,000,001 to 15,000,000	4	52,317,782.13	9.44%	30	4.6167	0.532288	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	35,885,378.19	6.48%	25	3.9668	2.027873	1.61 to 1.70	5	87,933,088.83	15.87%	30	4.7803	1.631160
20,000,001 to 25,000,000	9	206,116,019.12	37.19%	23	4.5397	2.362550	1.71 to 1.80	2	26,391,591.86	4.76%	27	4.5050	1.741395
25,000,001 to 35,000,000	3	95,302,726.32	17.20%	28	4.2369	1.481353	1.81 to 1.90	1	12,308,278.84	2.22%	30	4.6000	1.890000
35,000,001 to 45,000,000	2	88,400,000.00	15.95%	30	4.5558	1.348778	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	44,000,000.00	7.94%	30	4.5770	2.178352
Totals	34	554,153,684.23	100.00%	27	4.4610	1.817947	2.26 to 2.50	3	53,096,363.90	9.58%	25	3.5263	2.315859
							2.51 or greater	8	134,255,140.93	24.23%	29	4.3732	3.089235
							Totals	34	554,153,684.23	100.00%	27	4.4610	1.817947
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP	Utah	1	1,955,618.27	0.35%	29	4.3790	3.840000
Alabama	2	2,533,014.55	0.46%	29	4.4025	2.648856	Virginia	1	24,000,000.00	4.33%	27	4.5110	2.720000
Arizona	3	13,770,475.34	2.48%	30	4.6011	1.863454	Washington, DC	1	5,350,000.00	0.97%	30	4.4700	1.700000
California	3	26,699,010.42	4.82%	29	4.4787	1.960757	West Virginia	1	1,876,009.27	0.34%	30	4.3690	2.540000
Cayman Islands	1	21,075,833.58	3.80%	(34)	5.4485	0.990000	Totals	91	554,153,684.23	100.00%	27	4.4610	1.817947
Colorado	2	11,984,992.30	2.16%	30	4.4910	2.408209
									Property Type³
Florida	3	4,984,374.31	0.90%	29	4.3965	2.953814
Georgia	5	3,828,326.07	0.69%	29	4.6100	1.640000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	6,144,961.19	1.11%	28	4.8761	2.393683		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	3,773,390.25	0.68%	30	4.3734	3.108746	Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP
Kansas	3	3,891,386.70	0.70%	29	4.4054	2.499002	Industrial	6	29,638,610.43	5.35%	30	4.3968	2.371470
Louisiana	2	3,817,766.47	0.69%	29	4.8342	1.514307	Lodging	4	66,359,752.70	11.97%	7	4.8499	1.912078
Maryland	1	31,402,726.32	5.67%	30	4.4500	1.090000	Mixed Use	9	144,217,220.10	26.02%	28	4.0613	2.299346
Michigan	4	28,235,533.47	5.10%	30	4.3964	2.312483	Multi-Family	15	99,750,000.01	18.00%	29	4.8120	1.578471
Minnesota	4	6,059,659.75	1.09%	29	4.3763	3.482615	Office	25	117,726,091.72	21.24%	30	4.3602	1.437201
Nevada	2	40,229,226.87	7.26%	31	4.2695	3.077429	Retail	30	89,657,085.57	16.18%	29	4.5445	1.588303
New Jersey	4	56,702,731.55	10.23%	29	4.4180	1.680009	Totals	91	554,153,684.23	100.00%	27	4.4610	1.817947
New York	19	166,739,146.40	30.09%	28	4.2094	1.269526
North Carolina	1	3,246,348.54	0.59%	30	5.0800	1.230000
Ohio	1	1,130,194.97	0.20%	29	4.3790	3.840000
Oklahoma	1	1,506,841.56	0.27%	29	4.4192	1.800000
Pennsylvania	2	45,159,885.58	8.15%	30	4.9292	1.643629
South Carolina	1	1,485,761.93	0.27%	29	4.3790	3.840000
Tennessee	1	3,998,552.93	0.72%	30	4.3690	2.540000
Texas	16	25,766,991.94	4.65%	29	4.5053	2.378281

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP	Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP
	4.0000% or less	3	50,100,000.00	9.04%	25	3.4460	2.496647	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	14	252,930,637.89	45.64%	30	4.3401	2.068112	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	10	211,136,745.86	38.10%	29	4.6983	1.451342	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	5	33,181,376.82	5.99%	(11)	5.3120	1.302716	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	554,153,684.23	100.00%	27	4.4610	1.817947	49 months or greater	32	547,348,760.57	98.77%	27	4.4553	1.823022
								Totals	34	554,153,684.23	100.00%	27	4.4610	1.817947
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP	Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP
	60 months or less	32	547,348,760.57	98.77%	27	4.4553	1.823022	Interest Only	19	389,946,600.00	70.37%	29	4.3667	1.955313
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	13	157,402,160.57	28.40%	21	4.6750	1.495284
	Totals	34	554,153,684.23	100.00%	27	4.4610	1.817947	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	554,153,684.23	100.00%	27	4.4610	1.817947
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	6,804,923.66	1.23%	29	4.9167	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	461,763,382.38	83.33%	26	4.4762	1.852052
	13 months to 24 months	3	85,585,378.19	15.44%	28	4.3426	1.666394
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	554,153,684.23	100.00%	27	4.4610	1.817947
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1B	30313494	Various Various		Various	Actual/360	4.369%	79,928.31	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	05/06/25
1A2B	30313495				Actual/360	4.369%	79,928.31	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	05/06/25
2A1A1	30313496	MU	New York	NY	Actual/360	3.430%	82,605.83	0.00	0.00	N/A	06/09/27	--	28,900,000.00	28,900,000.00	04/09/25
2A2A1	30313497				Actual/360	3.430%	53,450.83	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	04/09/25
3	30313498	OF	Brooklyn	NY	Actual/360	4.171%	154,327.00	0.00	0.00	N/A	11/01/27	--	44,400,000.00	44,400,000.00	03/01/25
4	30313499	MF	Eagleville	PA	Actual/360	4.944%	181,280.00	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	05/06/25
5	30313297	MF	New York	NY	Actual/360	4.712%	137,433.33	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	05/06/25
6A2	30313500	MU	Las Vegas	NV	Actual/360	4.250%	88,541.67	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	05/06/25
6A4	30313501				Actual/360	4.250%	35,416.67	0.00	0.00	N/A	12/06/27	--	10,000,000.00	10,000,000.00	05/06/25
7	30313502	OF	Lanham	MD	Actual/360	4.450%	116,654.29	54,610.09	0.00	N/A	11/06/27	--	31,457,336.41	31,402,726.32	08/06/24
10	30313504	MU	Morristown	NJ	Actual/360	4.355%	90,729.17	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	05/06/25
11	30313394	OF	Various	Various	Actual/360	4.610%	83,282.01	45,028.53	0.00	N/A	10/06/27	--	21,678,614.07	21,633,585.54	04/06/25
12	30299011	RT	Various	Various	Actual/360	4.379%	90,316.88	0.00	0.00	N/A	10/06/27	--	24,750,000.00	24,750,000.00	05/06/25
13	30313299	LO	Arlington	VA	Actual/360	4.511%	90,220.00	0.00	0.00	N/A	08/06/27	--	24,000,000.00	24,000,000.00	05/06/25
14	30313523	LO	Grand Cayman	CY	Actual/360	5.449%	95,872.97	39,621.92	0.00	N/A	07/06/22	07/06/25	21,115,455.50	21,075,833.58	04/01/25
15	30313506	MF	Various	NY	Actual/360	4.701%	81,288.13	0.00	0.00	N/A	11/06/27	--	20,750,000.00	20,750,000.00	05/06/25
17	30313416	LO	West Windsor	NJ	Actual/360	4.551%	65,275.95	26,473.67	0.00	N/A	07/06/27	--	17,211,851.86	17,185,378.19	05/06/25
19	30299170	RT	Naperville	IL	Actual/360	4.359%	50,182.93	13,814,984.16	0.00	N/A	11/06/27	--	13,814,984.16	0.00	05/06/25
20	30313509	MU	Los Angeles	CA	Actual/360	4.590%	55,599.55	26,327.96	0.00	N/A	11/06/27	--	14,535,831.25	14,509,503.29	05/06/25
21	30313510	RT	Sedona	AZ	Actual/360	4.600%	47,279.55	25,515.95	0.00	N/A	11/06/27	--	12,333,794.79	12,308,278.84	05/06/25
22	30313511	IN	Auburn Hills	MI	Actual/360	4.430%	49,837.50	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	05/06/25
23	30313512	RT	New York	NY	Actual/360	4.876%	48,760.00	0.00	0.00	N/A	11/06/27	--	12,000,000.00	12,000,000.00	12/06/20
24	30298989	RT	Various	Various	Actual/360	4.419%	33,975.88	19,676.80	0.00	N/A	10/06/27	--	9,225,890.47	9,206,213.67	05/06/25
25	30313414	MU	San Diego	CA	Actual/360	4.500%	36,398.66	16,803.30	0.00	N/A	10/06/27	--	9,706,310.43	9,689,507.13	05/03/25
26	30299174	RT	Grand Junction	CO	Actual/360	4.517%	36,698.19	0.00	0.00	N/A	11/06/27	--	9,750,000.00	9,750,000.00	05/06/25
28	30313514	RT	Reno	NV	Actual/360	4.400%	19,214.92	11,206.31	0.00	N/A	10/06/27	--	5,240,433.18	5,229,226.87	05/06/25
29	30313515	RT	Battle Creek	MI	Actual/360	4.360%	20,001.57	8,656.48	0.00	N/A	09/06/27	--	5,505,020.38	5,496,363.90	05/06/25
30	30313516	RT	Washington	DC	Actual/360	4.470%	19,928.75	0.00	0.00	N/A	11/06/27	--	5,350,000.00	5,350,000.00	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30313517	LO	Romeoville	IL	Actual/360	5.009%	17,141.86	8,114.61	0.00	N/A	09/06/27	--	4,106,655.54	4,098,540.93	05/06/25
32	30313518	OF	Santa Monica	CA	Actual/360	4.750%	15,843.32	8,152.46	0.00	N/A	10/06/27	--	4,002,522.64	3,994,370.18	05/06/25
33	30313519	RT	Durham	NC	Actual/360	5.080%	13,766.01	5,465.10	0.00	N/A	11/06/27	--	3,251,813.64	3,246,348.54	05/06/25
34	30299148	MF	Trotwood	OH	Actual/360	5.154%	12,093.76	5,386.37	0.00	N/A	11/06/27	--	2,815,939.85	2,810,553.48	05/06/25
35	30313520	RT	Baton Rouge	LA	Actual/360	5.102%	9,885.80	4,505.63	0.00	N/A	10/06/27	--	2,325,159.40	2,320,653.77	05/06/25
36	30313521	MU	Beverly Hills	CA	Actual/360	3.750%	7,812.50	0.00	0.00	N/A	06/06/27	--	2,500,000.00	2,500,000.00	05/06/25
37	30313522	MU	Brooklyn	NY	Actual/360	5.150%	10,471.67	0.00	0.00	N/A	10/06/27	--	2,440,000.00	2,440,000.00	05/06/25
Totals							2,111,443.77	14,120,529.34	0.00				568,274,213.57	554,153,684.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1B	20,041,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2B	20,041,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1A1	191,484,942.40	0.00	--	--	--	0.00	0.00	82,515.27	82,515.27	0.00	0.00
2A2A1	191,484,942.40	0.00	--	--	--	0.00	0.00	53,392.23	53,392.23	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	153,667.29	313,422.07	0.00	0.00
4	3,651,215.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,117,670.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	20,756,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	20,756,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,068,516.76	0.00	--	--	01/13/25	23,064,291.46	430,017.69	85,324.44	1,110,160.74	1,036,342.77	0.00
10	9,039,060.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	20,672,610.63	0.00	--	--	--	0.00	0.00	128,219.99	128,219.99	0.00	0.00
12	34,833,955.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,696,183.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,548,395.34	0.00	--	--	11/07/22	0.00	0.00	135,406.88	135,406.88	0.00	0.00
15	2,235,527.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,925,183.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,654,745.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,738,866.05	430,002.22	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,387,418.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(2,378,493.01)	0.00	--	--	03/11/24	760,094.95	46,338.18	45,051.44	2,545,489.04	1,680,921.36	0.00
24	4,761,007.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,358,476.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,008,350.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	591,526.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	864,117.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	436,190.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	945,175.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	296,786.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	247,072.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	569,514.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	206,613.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	574,042,885.02	430,002.22				23,824,386.41	476,355.87	683,577.54	4,368,606.22	2,717,264.13	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	30299170	13,814,984.16	Payoff Prior to Maturity	0.00	241,305.95
Totals		13,814,984.16		0.00	241,305.95
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	1	44,400,000.00	0	0.00	2	43,402,726.32	1	12,000,000.00	0	0.00	0		0.00	0	0.00	1	13,814,984.16	4.461001%	4.432916%	27
04/17/25	0	0.00	1	44,400,000.00	2	43,457,336.41	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.458644%	4.430806%	28
03/17/25	1	44,400,000.00	0	0.00	2	43,507,864.40	1	12,000,000.00	0	0.00	0		0.00	0	0.00	1	6,105,000.00	4.458753%	4.430914%	29
02/18/25	0	0.00	0	0.00	2	43,569,861.98	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457202%	4.429256%	30
01/17/25	0	0.00	0	0.00	2	43,619,960.43	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457309%	4.429362%	31
12/17/24	1	44,400,000.00	0	0.00	2	43,669,867.64	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457416%	4.429468%	32
11/18/24	0	0.00	1	31,723,490.74	1	12,000,000.00	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457531%	4.429582%	33
10/18/24	1	31,773,002.74	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457637%	4.429686%	34
09/17/24	0	0.00	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457751%	4.429799%	35
08/16/24	0	0.00	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457855%	4.429903%	36
07/17/24	0	0.00	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0		0.00	0	0.00	0	0.00	4.457959%	4.430005%	37
06/17/24	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.458071%	4.430117%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1A1	30313496	04/09/25	0	B	82,515.27	82,515.27	0.00	28,900,000.00
2A2A1	30313497	04/09/25	0	B	53,392.23	53,392.23	0.00	18,700,000.00
3	30313498	03/01/25	1	1	153,667.29	313,422.07	0.00	44,400,000.00	08/01/24	98
7	30313502	08/06/24	8	6	85,324.44	1,110,160.74	1,036,342.77	31,875,364.55	08/01/24	11
11	30313394	04/06/25	0	B	128,219.99	128,219.99	0.00	21,678,614.07
14	30313523	04/01/25	0	B	135,406.88	135,406.88	678.00	21,115,455.50	07/01/22	12
23	30313512	12/06/20	52	6	45,051.44	2,545,489.04	2,097,396.86	12,000,000.00	06/10/20	3	08/12/22	02/01/22
Totals					683,577.54	4,368,606.22	3,134,417.63	178,669,434.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		21,075,834	21,075,834		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		533,077,851	445,275,124	75,802,726		12,000,000
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	554,153,684	466,350,958	44,400,000	0	43,402,726	0
Apr-25	568,274,214	480,416,877	0	44,400,000	43,457,336	0
Mar-25	568,584,982	480,677,117	44,400,000	0	43,507,864	0
Feb-25	575,068,744	531,498,882	0	0	43,569,862	0
Jan-25	575,376,756	531,756,795	0	0	43,619,960	0
Dec-24	575,683,538	487,613,670	44,400,000	0	43,669,868	0
Nov-24	576,012,294	532,288,803	0	31,723,491	12,000,000	0
Oct-24	576,316,536	532,543,533	31,773,003	0	12,000,000	0
Sep-24	576,642,845	564,642,845	0	0	12,000,000	0
Aug-24	576,944,568	564,944,568	0	0	12,000,000	0
Jul-24	577,245,086	565,245,086	0	0	12,000,000	0
Jun-24	577,567,804	565,567,804	0	0	12,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30313498	44,400,000.00	44,400,000.00	175,000,000.00	09/25/17	5,053,145.60	1.08000	12/31/23	11/01/27	I/O
7	30313502	31,402,726.32	31,875,364.55	16,200,000.00	09/12/24	3,561,306.76	1.09000	12/31/24	11/06/27	269
14	30313523	21,075,833.58	21,115,455.50	160,300,000.00	09/16/22	5,382,729.69	0.99000	09/30/24	07/06/22	265
23	30313512	12,000,000.00	12,000,000.00	17,500,000.00	08/17/21	(2,389,938.01)	(4.03000)	09/30/24	11/06/27	I/O
Totals		108,878,559.90	109,390,820.05	369,000,000.00		11,607,244.04

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30313498	OF	NY	08/01/24	98
5/12/2025 - The Loan was transferred to the Special Servicer on 8/1/2024 for Imminent Default as the Borrower notified the Lender they would be unable to service the Debt Service due to tenancy issues. The Loan is now in default for delinquent payments. The collateral consists of a 36-story, 325,510 SF, Class A, multi-tenant office tower built/renovated in 1928/2014, and located in Brooklyn, New York (“Property”). The largest tenant, City University of New York (“CUNY”) (47,162 SF,
15% NRA, 18% PGI), va cated at the end of the 8/31/24 LXP, and a Cash Sweep is now fully implemented. The Lender will continue to gather information from the Borrower while reserving all rights under the Loan Documents.

7	30313502	OF	MD	08/01/24	11
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

14	30313523	LO	CY	07/01/22	12
05/06/2025 - Loan transferred to special servicing due to a maturity default. The Borrower requested a four year extension. After several rounds of negotiations, the Borrower and Lender agreed to terms to a three year extension. The extension closed in April 2023 and the loan is no longer in default. During the closing it was determined that there was a violation of the reps and warrants under the MLPA. The Lender is working with the depositor to resolve a repurchase claim and the loan will be returne d to Master Servicing once there is a resolution of the Repurchase Claim. Negotiating a settlement with the depositor to resolve the repurchase claim.

23	30313512	RT	NY	06/10/20	3
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30313504	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/21	05/28/21
10	30313504	0.00	4.35500%	0.00	4.35500%	10	05/28/21	04/06/21	04/27/21
13	30313299	24,000,000.00	4.51100%	24,000,000.00	4.51100%	8	05/19/20	06/05/20	06/08/20
13	30313299	0.00	4.51100%	0.00	4.51100%	8	06/08/20	06/05/20	05/19/20
14	30313523	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	05/08/23
17	30313416	18,000,000.00	4.55100%	18,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
17	30313416	0.00	4.55100%	0.00	4.55100%	8	05/28/20	06/05/20	05/20/20
21	30313510	13,639,914.59	4.60000%	13,639,914.59	4.60000%	8	06/08/20	06/05/20	06/11/20
21	30313510	0.00	4.60000%	0.00	4.60000%	8	06/11/20	05/06/20	06/08/20
31	30313517	4,516,301.53	5.00900%	4,516,301.53	5.00900%	8	06/02/20	06/06/20	06/04/20
31	30313517	0.00	5.00900%	0.00	5.00900%	8	06/04/20	06/06/20	06/02/20
Totals		60,156,216.12		60,156,216.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	9,250.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,553.61	0.00	0.00	85,433.98	0.00	0.00	2,269.55	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	907.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,399.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	3,055.26	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	148.02	0.00	0.00	0.00
Total	0.00	0.00	23,702.66	0.00	907.29	88,489.24	0.00	0.00	2,417.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		115,516.76

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Supplemental Notes
None

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